Liquidity and Going Concern Assessment	12 Months Ended
Dec. 31, 2016
Liquidity [Abstract]
Liquidity and Going Concern Assessment
Liquidity and Going Concern Assessment

The Company's primary sources of liquidity are cash and cash equivalents as well as availability under a Credit and Security Agreement (the "2016 Credit and Security Agreement") with SCM Specialty Finance Opportunities Fund, L.P. ("SCM"). The Company has historically used availability under a revolving credit facility to fund operations. The Company experiences a lag between the payment of certain operating expenses and the subsequent billing and collection of the associated revenue based on customer payment terms. To illustrate, in order to conduct successful screenings, the Company must expend cash to deliver the equipment and supplies required for the screenings. The Company must also expend cash to pay the health professionals and site management conducting the screenings. All of these expenditures are incurred in advance of the customer invoicing process and ultimate cash receipts for services performed. Given the seasonal nature of the Company's operations, which are largely dependent on second half volumes, management expects to continue using a revolving credit facility in 2017 and beyond.

Going Concern

As of December 31, 2016, the Company adopted ASC 205-40. This guidance amended the existing requirements for disclosing information about an entity’s ability to continue as a going concern and explicitly requires management to assess an entity’s ability to continue as a going concern and to provide related disclosure in certain circumstances. This guidance was effective for annual reporting periods ending after December 15, 2016, and for annual and interim reporting periods thereafter. The following information reflects the results of management’s assessment of the Company's ability to continue as a going concern.

Principal conditions or events that require management's consideration

Following are conditions and events which require management's consideration:

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The Company had a working capital deficit of $9.3 million with $1.9 million of cash and cash equivalents at December 31, 2016. The Company had $5.7 million of payables at December 31, 2016, that were past due date terms. The Company is working with its vendors to facilitate revised payment terms; however, the Company has had certain vendors who have threatened to terminate services due to aged outstanding payables and in order to accelerate invoice payments.  If services were terminated and the Company wasn’t able to find alternative sources of supply, this could have a material adverse impact on the Company’s business.

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The Company's net cash used in operating activities during the year ended December 31, 2016, was $4.4 million, and without giving consideration to the Merger mentioned below, current projections indicate that the Company will have continued negative cash flows for the foreseeable future.

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The Company incurred a loss from continuing operations of $9.9 million for the year ended December 31, 2016, and without giving consideration to the Merger mentioned below, current projections indicate that the Company will have continued recurring losses for the foreseeable future.

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The Company had $3.6 million of outstanding borrowings under the 2016 Credit and Security Agreement with SCM, with unused borrowing capacity of $0.1 million. As of February 28, 2017, the Company had $3.1 million of outstanding borrowings with unused borrowing capacity of $0.2 million. Any borrowings on the unused borrowing capacity are at the discretion of SCM.

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The Company owed approximately $3.7 million at December 31, 2016 under an existing term loan (the "Term Loan"), which is governed by the terms of a credit agreement (the "Credit Agreement") with SWK Funding LLC ("SWK") and was used to fund the cash component of the Acquisition.

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Each of these debt agreements described above contain certain financial covenants, including various affirmative and negative covenants including minimum aggregate revenue, adjusted EBITDA, and consolidated unencumbered liquid assets requirements. While the Company was able to comply with the debt covenants as of December 31, 2016, it was unable to meet its debt covenants for both the six month period ended June 30, 2016, and the nine month period ended September 30, 2016, and current projections indicate that it will not be able to meet the current March 31, 2017, debt covenants outlined in Note 9 to the consolidated financial statements. However, in conjunction with the Merger Agreement (defined below), the covenants going forward will be revised and the Company does anticipate meeting the revised covenants. Noncompliance with these covenants constitutes an event of default. If the Company is unable to comply with financial covenants in the future and in the event that it was unable to modify the covenants, find new or additional lenders, or raise additional equity, SCM reserves the right to terminate access to the unused borrowing capacity under the 2016 Credit and Security Agreement, while both lenders reserve the right to accelerate the repayment of all amounts outstanding and exercise remedies with respect to collateral, which would have a material adverse impact on the Company's business. Additionally, the negative covenants set forth in these debt agreements with SCM and SWK prohibit the Company from incurring additional debt of any kind. For additional information regarding the 2016 Credit and Security Agreement, the Credit Agreement, and the related covenants, refer to Note 9 to the consolidated financial statements.

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The Company has contractual obligations related to operating leases and employment contracts which could adversely affect liquidity. As of December 31, 2016, the Company was in default on three real estate leases for spaces that it no longer needs. Two of the leases were assigned to the Company through the Acquisition, and the third, which is partially subleased, relates to the discontinued Hooper Holmes Services business. The Company is working with the landlords to terminate these leases on mutually acceptable terms.

Management's plans

The Company expects to continue to monitor its liquidity carefully, work to reduce this uncertainty, and address its cash needs through a combination of one or more of the following actions:

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On March 7, 2017, the Company signed a merger agreement with Piper Merger Corp., Provant Health Solutions, LLC, and Wellness Holdings, LLC. See Note 15 to the consolidated financial statements for further discussion.

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The Company will continue to seek additional equity investments. During the year ended December 31, 2016, the Company was able to raise $6.3 million of additional equity through the issuance of common stock and warrants, net of issuance costs.

•	The Company will continue to aggressively seek new and return business from its existing customers and expand its presence in the health and wellness marketplace;

•	The Company will continue to analyze and implement further cost reduction initiatives and efficiency improvements (see Note 10 to the consolidated financial statements).

Management's assessment and conclusion

Management has determined, based on its recent history and its liquidity issues, that it is not probable that management's plans will sufficiently alleviate or mitigate, to a sufficient level the relevant conditions or events noted above. Accordingly, management of the Company has concluded that there is substantial doubt about the Company's ability to continue as a going concern within one year after issuance date of the financial statements.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.